Net Loss Per Share (Details) - $ / shares			6 Months Ended
	Nov. 29, 2023	Apr. 21, 2022	Jun. 30, 2024	Jun. 30, 2023
Net Loss Per Share [Line Items]
Ordinary shares		1
Ordinary shares par value (in Dollars per share)	$ 0.024	$ 0.002
Conversion of convertible shares issued
Conversion shares			356,902	43,366
Ucommune International Ltd [Member]
Net Loss Per Share [Line Items]
Ordinary shares	12